Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Net income (loss):
Net income (loss) attributable to MHFG common shareholders		¥ 307,013	¥ (378,877)
Effect of dilutive securities
Effect of dilutive securities		0	0
Net income (loss) attributable to common shareholders after assumed conversions		¥ 307,013	¥ (378,877)
Shares:
Weighted average common shares outstanding		2,535,971	2,536,315
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	[1]	449	0
Weighted average common shares after assumed conversions		2,536,421	2,536,315
Earnings per common share:
Basic net income (loss) per common share		¥ 121.06	¥ (149.38)
Diluted net income (loss) per common share	[1]	¥ 121.04	¥ (149.38)

[1]	For the six months ended September 30, 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the six months ended September 30, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.